RELATED PARTY TRANSACTIONS AND BALANCES - Transactions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS AND BALANCES
Revenues from sales of products and provision of processing services to related party	¥ 405,220	¥ 368,941	¥ 333,195
Management service provided by JinkoPower	19,931	16,400	8,863
Xinte Silicon
RELATED PARTY TRANSACTIONS AND BALANCES
Silicon procurement	¥ 421,354	¥ 1,537,073	¥ 824,785
Jinko Power
RELATED PARTY TRANSACTIONS AND BALANCES
Revenues from sales of products and provision of processing services to related party	390,000	353,000	325,000
Due from related parties	545,000	298,000
Revenue from rental services	13,000	12,000	5,000
Payments made in advance related to service fee	7,000	7,000	7,000
Electricity fee charged by related party	119,000	119,000	27,000
Sichuan Yongxiang Technology Co., Ltd.
RELATED PARTY TRANSACTIONS AND BALANCES
Management services to the company	350	0	0
Silicon procurement	595,558	0	0
Jinko Power Group
RELATED PARTY TRANSACTIONS AND BALANCES
Management services to the company	¥ 13,000	¥ 9,000	¥ 2,000